13F-HR
          03/31/2002

           0000846633
           e$e3akrv

          NONE
     1

          STEVE WALLACE
         (703) 243-4433

      stevew@sipemi.com

          13F-HR
     FORM 13F COMBINATION REPORT
               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549


FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      05/10/2002

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-06558            American Express Asset Management
 2   028-06044            CRA Real Estate Securities
 3   028-05582            First Quadrant Corp.
 4   028-04099            Loomis, Sayles and Co.
 5   028-02842            Numeric Investors, L.P.
 6   028-00290            The Northern Trust Co.
 7   028-4372             Westpeak Investment Advisers
 8   028-00490            Batterymarch
 9   028-00620            Mellon Bank, N.A.
10   028-04853            LaSalle Investment  Management
11   028-5416             Denver Investment Advisers

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

FORM 13F Information Table Entry Total:                 4
FORM 13F Information Table Value Total:                            11,827

List of other Included Managers:
No.    13F File #         Name

  1                       Polaris Capital

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET    SHARES OR                              VOTING AUTHORITY
                              OF                   VALUE          PRINCIPAL   SH/    INVESTMENT  OTHER       (SHARES)
NAME OF ISSUER                CLASS   CUSIP      (x$1000)          AMOUNT     PRN    DISCRETION  MNGRS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GSI Lumonics                 COM     36229U102     309            30,600      SH      SOLE        01    30,600
IShares TR                  Cohen&S  464287564   1,930            21,600      SH      SOLE              21,600
IShares TR                  Russell  464287689   6,049            94,972      SH      SOLE              94,972
IShares Inc                 MSCIJap  464286848   3,847           472,600      SH      SOLE             472,600